Commitments and Contingencies (Details Narrative) - Hosting Agreement [Member] $ in Thousands	Oct. 23, 2018 USD ($)
Operating Leases Commitments And Security Deposit [Line Items]
Payment of an initial fee	$ 170
Number of miners consumed	The Hosting Agreement states that after payment of an initial fee of $170, all future amounts due to the service provider will be calculated based on electricity consumed by the Company's 2,500 miners, as determined via separate metered connections on two transformers.
Agreement period, description	The Hosting Agreement commenced on November 1, 2018 and terminates on November 1, 2020.